Impairment - Carrying Amount of Goodwill Allocated to Each of Cash Generating Units for Impairment Testing (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for cash-generating units [Line Items]
Goodwill	¥ 16,767	¥ 3,400	¥ 5,812
LINE business and portal CGU [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	¥ 16,767	¥ 3,400	3,120
MixRadio CGU [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill			¥ 2,692